Reconciliation of liabilities from financing activities - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 3,671,830	₨ 3,930,297
Cash flow	3,044,759	(360,235)
Assets acquired on lease	0	69,700
Foreign exchange movement	51,500	45,568
Fair value changes	(12,899)	(13,500)
Balance Ending	6,755,190	3,671,830
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	3,485,865	3,411,078
Cash flow	3,133,845	42,719
Assets acquired on lease	0	0
Foreign exchange movement	51,500	45,568
Fair value changes	(12,899)	(13,500)
Balance Ending	6,658,311	3,485,865
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	185,965	519,219
Cash flow	(89,086)	(402,954)
Assets acquired on lease	0	69,700
Foreign exchange movement
Fair value changes
Balance Ending	₨ 96,879	₨ 185,965